VIA EDGAR

July 1, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             FPA Perennial Fund, Inc. (the “Registrant” or the “Fund”)

1933 Act File No. 2-87607

1940 Act File No. 811-3896

Form N-1A

Dear Commissioners:

As administrator on behalf of the Registrant, pursuant to Rule 485(a) promulgated under the Securities Act of 1933, as amended (the “1933 Act”), following please find for filing on behalf of the above-referenced Registrant, Post-Effective Amendment No. 39 under the 1933 Act and Amendment No. 39 under the Investment Company Act of 1940, as amended, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 for the purposes of (i) changing the name of the Fund from the FPA Perennial Fund, Inc. to the FPA U.S. Value Fund, (ii) amending the principal investment strategies of the Fund, (iii) changing the portfolio manager, and (iv) making other non-material changes.

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President

Enclosures

cc:  R. Atwood